Reporting Segments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Reporting Segment [Abstract]
Schedule of Reporting Segment	Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2023, 2022 and 2021 in addition to the corresponding balances of loans and accounts receivable from customers:
			For the year ended December 31, 2023
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	29,066,792	13,896,076	1,381,014	376,643	45,573	(295,221)	(661,901)	846,108
Middle-market	8,774,343	5,513,939	459,256	64,964	29,611	(37,515)	(106,851)	409,465
CIB	3,077,491	8,256,291	248,381	50,457	185,617	10,418	(95,914)	398,959
Other	(106,740)	2,009,462	(995,602)	10,576	41,654	(467)	(11,482)	(955,321)
Total	40,811,886	29,675,768	1,093,049	502,640	302,455	(322,785)	(876,148)	699,211

Other operating income								3,807
Other operating expenses and impairment								(33,550)
Net income from non-current assets and groups available for sale not admissible as discontinued operations								13,154
Income from investments in associates and other companies								8,763
Result of continuing operations before income taxes								691,385
Income tax expense								(97,548)
Result of discontinued operations before income taxes								-
Income tax expense								-
Net income for the year								593,837
(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.
(2)	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.

			For the year ended December 31, 2022
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	27,081,897	13,553,898	1,129,553	312,706	34,721	(290,184)	(635,991)	550,905
Middle-market	8,641,652	6,110,529	389,297	62,644	22,979	(57,253)	(105,160)	312,507
CIB	2,978,420	6,636,113	143,575	37,300	157,793	(8,082)	(91,926)	238,660
Other	27,432	764,476	(92,313)	(5,381)	1,685	(1,075)	(21,943)	(119,027)
Total	38,729,401	27,065,016	1,570,112	407,269	217,178	(356,494)	(855,020)	983,045

Other operating income								5,539
Other operating expenses								(106,306)
Net income from non-current assets and groups available for sale not admissible as discontinued operations								8,518
Income from investments in associates and other companies								10,310
Result of continuing operations before income taxes								901,106
Income tax expense								(93,624)
Result of discontinued operations before income taxes								-
Income tax expense								-
Net income for the year								807,482

			For the year ended December 31, 2021
	Loans and accounts receivable from customers (1)	Deposits and other demand deposits (2)	Net interest income	Net fee and commission income	Net income from financial operations	Provision for loan losses	Support expenses (3)	Segment’s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Retail Banking	25,784,719	14,779,739	1,035,288	270,750	36,286	(239,885)	(616,287)	486,152
Middle-market	8,511,500	6,185,189	327,519	49,545	18,001	(53,281)	(94,721)	247,063
CIB	2,154,325	6,010,150	96,388	31,027	112,576	2,884	(77,051)	165,824
Other	78,518	1,056,915	335,579	(1,994)	-47,835	(946)	(11,805)	272,999
Total	36,529,062	28,031,993	1,794,774	349,328	119,028	(291,228)	(799,864)	1,172,038

Other operating income								1,662
Other operating expenses								(101,430)
Net income from non-current assets and groups available for sale not admissible as discontinued operations								2,297
Income from investments in associates and other companies								(475)
Result of continuing operations before income taxes								1,074,092
Income tax expense								(221,664)
Result of discontinued operations before income taxes								-
Income tax expense								-
Net income for the year								852,428
(1)	Corresponds to loans and accounts receivable and Interbank at amortised cost, without deducting their allowances for loan losses.
(2)	Corresponds to Deposits and other demand liabilities and Time deposits and other time liabilities.
(3)	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortisation.